Supplement dated June 6, 2013
to the Prospectuses, as supplemented, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Absolute Return Multi-Strategy Fund	10/1/2012
Columbia Absolute Return Enhanced Multi-Strategy Fund	10/1/2012
Effective immediately, the following changes are hereby made in each Fund's prospectus:
"Commodity Futures Trading Commission Regulatory Risk" is hereby revised under the caption "Principal Risks of Investing in the Fund" in the "Summary of the Fund" and "More Information About the Fund" sections as follows:
Commodity Futures Trading Commission Regulatory Risk. The Fund does not qualify for an exemption from registration as a "commodity pool" under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a "commodity pool operator" under the CEA. Unless the CFTC's and SEC's overlapping regulations on matters such as disclosure, reporting and recordkeeping are harmonized, the nature and extent of the impact of the new CFTC requirements on the Fund are uncertain. Compliance with the CFTC's new regulatory requirements could increase Fund expenses, adversely affecting the Fund's total return.
The rest of the section remains the same.